Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 1,773,589	¥ 1,871,038
Fair value of plan assets	¥ 954,678	¥ 1,034,021